NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Operating	$ 839	$ 730	$ 1,083
Investing	326	(399)	(441)
Financing	(868)	(317)	(514)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Operating	1,041	875	1,110
Investing	312	(406)	(437)
Financing	(1,055)	(455)	(555)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Operating	273	241	271
Investing	344	(372)	(416)
Financing	(582)	133	147
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Operating	768	634	839
Investing	(32)	(34)	(21)
Financing	$ (473)	$ (588)	$ (702)